DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2015
DEFERRED REVENUE [Abstract]
Deferred Revenue

	As of December 31,
	2014	2015

Current:
Advance from customers	$3,537	$3,478
Volume based incentive offered to customers	357	51
Deferred revenue for SI service contracts with remaining PCS period within one year	678	106

	4,572	3,635
Non-current:
Advance from customers	-	173
Deferred revenue for SI service contracts with remaining PCS period longer than one year	617	-

	617	173

Total	$5,189	$3,808